Interest in associates and joint ventures - Selected income statement information of BoCom (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Net interest income	$ 32,610		$ 26,489		$ 27,578
Net fee and commission income	11,451		13,097		11,874
Change in expected credit losses and other credit impairment charges	(3,592)		928		(8,817)
Tax expense	(858)		(4,213)		(2,678)
Profit for the year	16,670		14,693		6,099
Other comprehensive income	(17,301)		(4,967)		8,409
Total comprehensive income/(expense) for the year	(631)		9,726		14,508
Dividends received from BoCom	$ 1,638		$ 1,898		$ 1,158
Bank of Communications Co., Limited
Disclosure of associates [line items]
Net interest income		$ 25,314		$ 24,582
Net fee and commission income		6,854		7,170
Change in expected credit losses and other credit impairment charges		(9,712)		(9,701)
Depreciation and amortisation		(2,351)		(2,297)
Tax expense		(598)		(1,045)
Profit for the year		13,582		14,199
Other comprehensive income		(245)		(368)
Total comprehensive income/(expense) for the year		13,337		13,831
Dividends received from BoCom		$ 749		$ 692